COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lease payments under noncancelable operating leases
The following table summarizes our minimum lease payments under noncancelable operating leases with initial or remaining lease terms in excess of one year as of December 31, 2018 (in millions):

Operating Lease Payments
2019	$156
2020	87
2021	72
2022	63
2023	45
Thereafter	102
Total minimum operating lease payments[1]	$525
[1]
Income associated with sublease arrangements is not significant.